Segment Information	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Segment Reporting [Abstract]
Segment Information

16.	Segment Information

The Company operates as a single reportable segment, which reflects the manner in which the CODM manages the business, allocates resources, and evaluates performance. The Company’s activities to date have been limited to research and development and pre-commercialization activities and it has not generated any revenue from product sales or services.

Significant Expense Categories

As required by ASU 2023-07, the Company discloses significant segment expense categories that are regularly provided to the CODM. These categories, which represent the major costs incurred in the development of the Company’s technology and operations, are as follows:

	Three Months Ended September 30,		Six Months Ended September 30,
Expense Category	2025	2024	2025	2024
General and administrative	$1,784	$2,119	$4,337	$3,750
Stock-based compensation	$413	$826	$137	$878
Other operating expenses	$509	$461	$1,109	$2,075

The CODM reviews these expenses as part of the consolidated financial results. No other measures of segment profit or loss, or assets, are provided to the CODM.

Geographic Information

All operations and assets are located in the United States. As of September 30, 2025, the Company does not have revenue or long-lived assets located outside of the United States.

16.	Segment Information

The Company operates as a single reportable segment, which reflects the manner in which the CODM manages the business, allocates resources, and evaluates performance. The Company’s activities to date have been limited to research and development and pre-commercialization activities and it has not generated any revenue from product sales or services.

Significant Expense Categories

As required by ASU 2023-07, the Company discloses significant segment expense categories that are regularly provided to the CODM. These categories, which represent the major costs incurred in the development of the Company’s technology and operations, are as follows:

	Year Ended March 31,
Expense Category	2025	2024
General and administrative	$7,290	$6,864
Stock-based compensation	$1,752	$2,649
Other operating expenses	$3,533	$-

The CODM reviews these expenses as part of the consolidated financial results. No other measures of segment profit or loss, or assets, are provided to the CODM.

Geographic Information

All operations and assets are located in the United States. As of March 31, 2025, the Company does not have revenue or long-lived assets located outside of the United States.